Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Term of rental payments, maximum (in years)	3Y
Total restructuring provision, net	$ 7,621	$ 11,500		$ 7,621
Restructuring Cost and Reserve [Line Items]
Workforce reductions	1,217	42,161	9,306
Contract cancellation charges	375	7,175	0
Other	0	13,195	0
Restructuring charges	1,592	62,531	9,306
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense	11,500		73,429	73,429
Cash				(66,005)
Non-cash				197
Balance, Ended	7,621	11,500		7,621
Workforce Charges Due to Realignment of Current Resources [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	800
Workforce Charges Due to Extension of Key Employees [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	400
Employee Severance [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	2,653			2,653
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			52,684	52,684
Cash				(49,031)
Non-cash				(1,000)
Balance, Ended	2,653			2,653
Contract Termination [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	4,968			4,968
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			7,550	7,550
Cash				(3,793)
Non-cash				1,211
Balance, Ended	4,968			4,968
Restructuring Other [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	0			0
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			13,195	13,195
Cash				(13,181)
Non-cash				(14)
Balance, Ended	$ 0			$ 0